Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Common Stock par value	$ 1	$ 1
Common Stock, number of shares authorized	100,000,000	100,000,000
Common stock, number of shares issued	56,443,237	46,208,737
Common stock, number of shares outstanding	56,443,237	46,208,737